Government grant (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Government grant
Receipt of government grants related to property, plant and equipment and land use rights	45,300	126,900	78,020
Long-term liability balance related to government grants	278,272	262,348
Recognition of government grants	32,078	14,471	18,672
Amortization of government grants	27,376	13,290	9,002